UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2010
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California May 6, 2010

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$30,067
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1666 27502.230SH       SOLE                27502.230
*** SCHLUMBERGER LTD           COM              806857108     1209 19048.000SH       SOLE                19048.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1138 32170.000SH       SOLE                32170.000
CERNER CORP                    COM              156782104     1950 22955.000SH       SOLE                22955.000
CHEVRON CORP                   COM              166764100     1047 13803.357SH       SOLE                13803.357
CISCO SYS INC                  COM              17275r102      971 37312.000SH       SOLE                37312.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1563 30663.000SH       SOLE                30663.000
CONOCOPHILLIPS                 COM              20825c104      718 14033.852SH       SOLE                14033.852
EMC CORP                       COM              268648102     1174 65091.000SH       SOLE                65091.000
EXXON MOBIL CORP               COM              30231g102      414 6176.000 SH       SOLE                 6176.000
FACTSET RESEARCH SYSTEM        COM              303075105     1173 15988.000SH       SOLE                15988.000
FLOWSERVE CP                   COM              34354P105     1009 9149.000 SH       SOLE                 9149.000
HANSENS NATURAL CORP           COM              411310105      991 22841.000SH       SOLE                22841.000
IMMUCOR INC                    COM              452526106      737 32929.000SH       SOLE                32929.000
INTEL CORP                     COM              458140100      381 17110.408SH       SOLE                17110.408
JOHNSON & JOHNSON              COM              478160104     1108 16995.196SH       SOLE                16995.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1393 18399.000SH       SOLE                18399.000
MEMC ELECTRONIC MATERIALS      COM              552715104      190 12371.000SH       SOLE                12371.000
MICROSOFT CORP                 COM              594918104     1081 36911.620SH       SOLE                36911.620
P G & E CORPORATION            COM              69331c108      366 8625.000 SH       SOLE                 8625.000
PROCTER & GAMBLE CO            COM              742718109      291 4601.000 SH       SOLE                 4601.000
PRUDENTIAL FINANCIAL INC       COM              744320102     1127 18631.000SH       SOLE                18631.000
RESMED INC.                    COM              761152107      974 15300.000SH       SOLE                15300.000
SOUTHERN CO                    COM              842587107      225 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108      923 16931.000SH       SOLE                16931.000
STRYKER CORP                   COM              863667101     1161 20291.000SH       SOLE                20291.000
TARGET CORP                    COM              87612e106     1181 22459.347SH       SOLE                22459.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1212 21903.000SH       SOLE                21903.000
WATERS CORP                    COM              941848103     1502 22241.000SH       SOLE                22241.000
WHOLE FOODS MKT INC            COM              966837106      288 7975.870 SH       SOLE                 7975.870
XTO ENERGY INC                 COM              98385x106      903 19140.000SH       SOLE                19140.000